UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2594

MFS SERIES TRUST IV

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: November 30, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Mid Cap Growth Fund

11/30/08
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/08

Issuer	Shares/Par	Value ($)
Common Stocks – 96.5%
Aerospace – 1.8%
Goodrich Corp.	107,100	$3,603,913
L-3 Communications Holdings, Inc.	56,900	3,821,973
Northrop Grumman Corp.	70,200	2,874,690

		$10,300,576

Airlines – 0.5%
Copa Holdings S.A., “A”	124,740	$2,765,486

Alcoholic Beverages – 1.8%
Molson Coors Brewing Co.	231,700	$10,303,699

Automotive – 0.4%
BorgWarner Transmission Systems, Inc.	96,900	$2,292,654

Biotechnology – 2.6%
Celgene Corp. (a)	46,700	$2,433,070
Genzyme Corp. (a)	187,830	12,024,877

		$14,457,947

Broadcasting – 0.5%
Grupo Televisa S.A., ADR	197,600	$2,936,336

Brokerage & Asset Managers – 2.2%
Charles Schwab Corp.	355,600	$6,518,148
CME Group, Inc.	10,360	2,195,802
TD AMERITRADE Holding Corp. (a)	268,650	3,573,045

		$12,286,995

Business Services – 2.9%
Amdocs Ltd. (a)	290,720	$5,462,629
MasterCard, Inc., “A”	30,700	4,460,710
Satyam Computer Services Ltd., ADR	222,500	2,832,425
Visa, Inc., “A”	46,870	2,463,487
Western Union Co.	110,400	1,465,008

		$16,684,259

Chemicals – 2.4%
Ecolab, Inc.	203,460	$7,810,829
PPG Industries, Inc.	126,530	5,557,198

		$13,368,027

Computer Software – 7.2%
Akamai Technologies, Inc. (a)	358,022	$4,392,930
Citrix Systems, Inc. (a)	146,300	3,900,358
McAfee, Inc. (a)	54,600	1,656,018
MicroStrategy, Inc., “A” (a)	154,200	5,501,856
Salesforce.com, Inc. (a)	237,280	6,790,954
Synopsys, Inc. (a)	251,250	4,027,538
VeriSign, Inc. (a)	666,250	14,384,338

		$40,653,992

Construction – 0.9%
Sherwin-Williams Co.	85,700	$5,050,301

Consumer Goods & Services – 5.4%
Apollo Group, Inc., “A” (a)	29,700	$2,282,148
Avon Products, Inc.	147,200	3,105,920
Capella Education Co. (a)	30,207	1,808,191
Clorox Co.	35,100	2,076,516
DeVry, Inc.	113,500	6,523,980
New Oriental Education & Technology Group, Inc., ADR (a)	124,200	6,409,962
Priceline.com, Inc. (a)	70,690	4,877,610
Strayer Education, Inc.	14,400	3,450,384

		$30,534,711

MFS Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 3.7%
Danaher Corp.	192,600	$10,716,264
Rockwell Automation, Inc.	153,700	4,787,755
W.W. Grainger, Inc.	76,200	5,377,434

		$20,881,453

Electronics – 5.8%
Atheros Communications, Inc. (a)	60,000	$876,000
Flextronics International Ltd. (a)	2,810,700	6,577,038
Hittite Microwave Corp. (a)	130,440	3,811,457
Intersil Corp., “A”	450,830	4,084,520
Linear Technology Corp.	174,300	3,477,285
Marvell Technology Group Ltd. (a)	589,200	3,417,360
MEMC Electronic Materials, Inc. (a)	153,660	2,307,973
National Semiconductor Corp.	570,860	6,279,460
Silicon Laboratories, Inc. (a)	106,800	2,238,528

		$33,069,621

Energy - Independent – 4.5%
EOG Resources, Inc.	83,600	$7,107,672
Plains Exploration & Production Co. (a)	178,500	4,132,275
Ultra Petroleum Corp. (a)	176,300	7,163,069
XTO Energy, Inc.	180,500	6,902,320

		$25,305,336

Energy - Integrated – 1.4%
Marathon Oil Corp.	137,000	$3,586,660
Murphy Oil Corp.	105,300	4,638,465

		$8,225,125

Engineering - Construction – 1.2%
Fluor Corp.	144,500	$6,580,530

Entertainment – 1.0%
DreamWorks Animation, Inc., “A” (a)	234,100	$5,407,710
TiVo, Inc. (a)	94,500	474,390

		$5,882,100

Food & Beverages – 2.3%
Hain Celestial Group, Inc. (a)	34,600	$544,604
J.M. Smucker Co.	99,200	4,500,704
Pepsi Bottling Group, Inc.	432,500	7,823,925

		$12,869,233

Gaming & Lodging – 0.6%
International Game Technology	299,740	$3,210,215

General Merchandise – 2.8%
Family Dollar Stores, Inc.	380,000	$10,556,400
Kohl’s Corp. (a)	157,900	5,157,014

		$15,713,414

Insurance – 2.0%
ACE Ltd.	51,500	$2,690,875
Allied World Assurance Co. Holdings Ltd.	43,900	1,552,304
Aspen Insurance Holdings Ltd.	162,140	2,988,240
Max Capital Group Ltd.	214,839	2,483,539
PartnerRe Ltd.	27,200	1,902,912

		$11,617,870

MFS Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 2.2%
Activision Blizzard, Inc. (a)	345,600	$4,043,520
Electronic Arts, Inc. (a)	182,700	3,482,262
Hasbro, Inc.	135,700	3,636,760
THQ, Inc. (a)	302,400	1,433,376

		$12,595,918

Machinery & Tools – 2.8%
Bucyrus International, Inc.	140,100	$2,736,153
Eaton Corp.	186,910	8,661,409
Fastenal Co.	37,100	1,428,721
Kennametal, Inc.	148,400	2,775,080

		$15,601,363

Major Banks – 1.0%
State Street Corp.	128,800	$5,423,768

Medical & Health Technology & Services – 4.3%
DaVita, Inc. (a)	60,800	$3,055,200
Express Scripts, Inc. (a)	76,440	4,396,064
IDEXX Laboratories, Inc. (a)	224,500	6,939,295
Medco Health Solutions, Inc. (a)	171,800	7,215,600
Patterson Cos., Inc. (a)	155,100	2,918,982

		$24,525,141

Medical Equipment – 5.3%
Becton, Dickinson & Co.	63,100	$4,008,743
C.R. Bard, Inc.	85,600	7,021,768
Covidien Ltd.	73,900	2,723,215
St. Jude Medical, Inc. (a)	244,400	6,850,532
Zimmer Holdings, Inc. (a)	252,500	9,423,300

		$30,027,558

Natural Gas - Distribution – 0.6%
Equitable Resources, Inc.	105,800	$3,530,546

Natural Gas - Pipeline – 1.3%
Williams Cos., Inc.	468,040	$7,591,609

Oil Services – 3.5%
Exterran Holdings, Inc. (a)	244,000	$4,282,200
Noble Corp.	431,120	11,549,705
Transocean, Inc. (a)	62,200	4,159,936

		$19,991,841

Other Banks & Diversified Financials – 0.9%
Northern Trust Corp.	110,500	$5,070,845

Personal Computers & Peripherals – 1.7%
NetApp, Inc. (a)	205,400	$2,772,900
Nuance Communications, Inc. (a)	752,860	6,911,255

		$9,684,155

Pharmaceuticals – 4.3%
Allergan, Inc.	437,750	$16,494,420
Endo Pharmaceuticals Holdings, Inc. (a)	240,997	5,299,524
Sepracor, Inc. (a)	226,300	2,661,288

		$24,455,232

Restaurants – 0.9%
Darden Restaurants, Inc.	132,100	$2,416,109
YUM! Brands, Inc.	106,550	2,870,457

		$5,286,566

MFS Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 1.3%
Praxair, Inc.	124,400	$7,345,820

Specialty Stores – 4.0%
Abercrombie & Fitch Co., “A”	151,200	$2,922,696
O’Reilly Automotive, Inc. (a)	216,700	5,649,369
PetSmart, Inc.	165,900	2,911,545
Ross Stores, Inc.	78,500	2,080,250
Tiffany & Co.	219,400	4,341,926
TJX Cos., Inc.	203,400	4,641,588

		$22,547,374

Telecommunications - Wireless – 0.5%
Rogers Communications, Inc., “B”	98,100	$2,655,392

Telephone Services – 0.7%
American Tower Corp., “A” (a)	138,900	$3,783,636

Tobacco – 3.0%
Lorillard, Inc.	278,700	$16,841,841

Trucking – 1.1%
J.B. Hunt Transport Services, Inc.	117,700	$3,155,537
Landstar System, Inc.	103,200	3,316,848

		$6,472,385

Utilities - Electric Power – 3.2%
AES Corp. (a)	138,000	$1,061,220
Allegheny Energy, Inc.	166,900	5,883,225
American Electric Power Co., Inc.	133,000	4,161,570
PPL Corp.	202,400	6,859,336

		$17,965,351

Total Common Stocks		$546,386,221

Money Market Funds (v) – 5.1%
MFS Institutional Money Market Portfolio, 1%, at Net Asset Value	28,663,759	$28,663,759

Total Investments		$575,049,980

Other Assets, Less Liabilities – (1.6)%		(8,949,381)

Net Assets – 100.0%		$566,100,599

(a)	Non-income producing security.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Mid Cap Growth Fund

Supplemental Information (Unaudited) 11/30/08 - continued

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of November 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$575,049,980	$—	$—	$575,049,980
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$794,441,297

Gross unrealized appreciation	$22,874,176
Gross unrealized depreciation	(242,265,493)

Net unrealized appreciation (depreciation)	$(219,391,317)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the transactions in securities which the fund assumes to be affiliated issuers during the three months ended November 30, 2008, is set forth below:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	26,709,007	108,741,824	(106,787,072)	28,663,759

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$109,199	$28,663,759

MFS® Government Money Market Fund

11/30/08
Quarterly portfolio holdings

MFS® INVESTMENT MANAGEMENT

MFS Government Money Market Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/08

Issuer	Shares/Par	Value ($)
U.S. Government Agencies – 66.7% (y)
Fannie Mae, 0.1%, due 12/04/08	$12,527,000	$12,526,896
Fannie Mae, 2.6%, due 12/05/08	1,042,000	1,041,699
Farmer Mac, 2.7%, due 12/23/08	2,886,000	2,881,238
Federal Home Loan Bank, 0.1%, due 12/01/08	33,319,000	33,319,000
Federal Home Loan Bank, 0.2%, due 12/03/08	5,500,000	5,499,939
Federal Home Loan Bank, 2.64%, due 12/04/08	791,000	790,826
Federal Home Loan Bank, 0.18%, due 12/05/08	7,000,000	6,999,860
Federal Home Loan Bank, 2.195%, due 12/10/08	3,009,000	3,007,346
Federal Home Loan Bank, 2.7%, due 12/10/08	189,000	188,872
Federal Home Loan Bank, 2.2%, due 12/16/08	2,234,000	2,231,952
Federal Home Loan Bank, 0.18%, due 12/19/08	11,229,000	11,227,989
Federal Home Loan Bank, 2.8%, due 2/12/09	2,000,000	1,988,644
Federal Home Loan Bank, 2.85%, due 2/20/09	350,000	347,756
Federal Home Loan Bank, 2.78%, due 3/03/09	1,000,000	992,896
Federal Home Loan Bank, 2.78%, due 3/04/09	1,000,000	992,818
Federal Home Loan Bank, 2.85%, due 5/06/09	400,000	395,060
Freddie Mac, 2.6%, due 12/01/08	2,073,000	2,073,000
Freddie Mac, 2.62%, due 12/02/08	3,300,000	3,299,760
Freddie Mac, 0.2%, due 12/15/08	6,000,000	5,999,533
Freddie Mac, 0.2%, due 12/22/08	549,000	548,936
Freddie Mac, 2.75%, due 12/23/08	1,900,000	1,896,807

Total U.S. Government Agencies, at Amortized Cost and Value		$98,250,827

Repurchase Agreements – 33.3%
Merrill Lynch, 0.18%, dated 11/28/08, due 12/01/08, total to be received $29,465,442 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	$29,465,000	$29,465,000
Morgan Stanley, 0.20%, dated 11/28/08, due 12/01/08, total to be received $19,679,328 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	19,679,000	19,679,000

Total Repurchase Agreements, at Cost		$49,144,000

Total Investments, at Amortized Cost and Value		$147,394,827

Other Assets, Less Liabilities – 0.0%		52,791

Net Assets – 100.0%		$147,447,618

(y)	The rate shown represents an annualized yield at time of purchase.

The cost of investments for federal income tax purposes is $147,394,827.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS Government Money Market Fund

Supplemental Information (Unaudited) 11/30/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of November 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$147,394,827	$—	$147,394,827
Other Financial Instruments	$—	$—	$—	$—

2

MFS® Money Market Fund

11/30/08
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS Money Market Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/08

Issuer	Shares/Par	Value ($)
Certificates of Deposit – 4.3%
Other Banks & Diversified Financials – 4.3%
DEPFA Bank PLC, NY, 3.15%, due 12/29/08	$25,670,000	$25,670,000
DEPFA Bank PLC, NY, 3.09%, due 1/06/09	24,415,000	24,415,000

Total Certificates of Deposit, at Amortized Cost and Value		$50,085,000

Commercial Paper – 79.5% (y)
Automotive – 3.0%
Toyota Motor Credit Corp., 1%, due 12/05/08	$26,361,000	$26,358,071
Toyota Motor Credit Corp., 2.62%, due 12/15/08	8,520,000	8,511,319

		$34,869,390

Brokerage & Asset Managers – 7.5%
Goldman Sachs Group, Inc., 2.65%, due 3/02/09	$35,000,000	$34,765,549
Merrill Lynch & Co., Inc., 3.15%, due 12/22/08	52,016,000	51,920,421

		$86,685,970

Electrical Equipment – 2.0%
General Electric Co., 0.8%, due 12/01/08	$23,520,000	$23,520,000

Energy - Integrated – 3.0%
ConocoPhillips, 1%, due 12/02/08 (t)	$34,937,000	$34,936,029

Major Banks – 16.5%
Abbey National North America LLC, 0.65%, due 12/01/08	$35,280,000	$35,280,000
ABN-AMRO North America Finance, Inc., 2.99%, due 3/12/09	29,120,000	28,875,724
ABN-AMRO North America Finance, Inc., 3%, due 3/05/09	6,810,000	6,756,655
Bank of America Corp., 2.88%, due 1/09/09	10,597,000	10,563,937
Bank of America Corp., 2.98%, due 3/05/09	39,827,000	39,517,102
BNP Paribas Financial, Inc., 0.6%, due 12/01/08	34,867,000	34,867,000
Societe Generale North America, Inc., 0.69%, due 12/01/08	33,577,000	33,577,000
Societe Generale North America, Inc., 3%, due 2/27/09	1,300,000	1,290,467
Wells Fargo & Co., 2.66%, due 12/19/08	1,130,000	1,128,497

		$191,856,382

Other Banks & Diversified Financials – 7.7%
Citigroup Funding, Inc., 1.6%, due 12/05/08	$35,015,000	$35,008,775
HSBC USA, Inc., 0.75%, due 12/01/08	34,867,000	34,867,000
UBS Finance Delaware LLC, 3.115%, due 2/26/09	7,711,000	7,652,952
UBS Finance Delaware LLC, 3.125%, due 3/09/09	11,960,000	11,858,257

		$89,386,984

U.S. Government Agencies – 39.8%
Fannie Mae, 0.1%, due 12/15/08	$30,024,000	$30,022,832
Farmer Mac, 0.12%, due 12/01/08	8,952,000	8,952,000
Federal Home Loan Bank, 0.1%, due 12/01/08	138,347,000	138,347,000
Federal Home Loan Bank, 0.15%, due 12/10/08	25,163,000	25,162,056
Federal Home Loan Bank, 0.18%, due 12/19/08	167,366,000	167,350,937
Federal Home Loan Bank, 0.18%, due 12/22/08	71,048,000	71,040,540
Federal Home Loan Bank, 0.25%, due 12/03/08	21,269,000	21,268,705

		$462,144,070

Total Commercial Paper, at Amortized Cost and Value		$923,398,825

Repurchase Agreements – 16.7%
Merrill Lynch, 0.18%, dated 11/28/08, due 12/01/08, total to be received $116,218,743 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	$116,217,000	$116,217,000
Morgan Stanley, 0.20%, dated 11/28/08, due 12/01/08, total to be received $77,693,295 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	77,692,000	77,692,000

Total Repurchase Agreements, at Cost		$193,909,000

1

MFS Money Market Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 11/30/08 - continued

Total Investments, at Amortized Cost and Value	$1,167,392,825

Other Assets, Less Liabilities – (0.5)%	(6,339,962)

Net Assets – 100.0%	$1,161,052,863

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.

(y)	The rate shown represents an annualized yield at time of purchase.

The cost of investments for federal income tax purposes is $1,167,392,825.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Money Market Fund

Supplemental Information (Unaudited) 11/30/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of November 30, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$1,167,392,825	$—	$1,167,392,825
Other Financial Instruments	$—	$—	$—	$—

3

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST IV

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: January 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: January 15, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: January 15, 2009

*	Print name and title of each signing officer under his or her signature.